Other current assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other current assets
22.	Other current assets

	31 December 2017	31 December 2016
Prepaid expenses	322,388	294,540
Restricted cash	183,806	289
Receivables from the Ministry of Transport, Maritime Affairs and Communications	143,669	32,299
Subscriber acquisition costs	138,177	108,628
Receivables from tax office	93,917	52,561
Advances given to suppliers	55,754	57,020
VAT receivable	38,934	49,211
Special communication tax to be collected from subscribers	38,318	36,941
Other	145,642	138,646

	1,160,605	770,135

Prepaid expenses mainly comprise of prepaid rent expenses and frequency usage fees.

Subscriber acquisition costs are bonus payments to dealers for acquisition of subscribers contracted for a period of time.

As at 31 December 2017, restricted cash amounting to TL 183,483 represents the deposits as guarantees in connection with the foreign currency loans utilized by Turkcell Finansman and restricted cash amounting to TL 323 represents the time deposits at a local bank as guarantees in connection with the loans utilized by Azerinteltek.